Income Taxes - Summary of Net Operating Loss Carried Forward not Recognized (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	$ 2,083.6
Less than 1 Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	1.6
Losses Scheduled to Expire in 2018 and Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	178.2
Losses Available Indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	1,903.8
France [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	1,639.8
France [Member] | Losses Available Indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	1,639.8
Foreign Countries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	443.8
Foreign Countries [Member] | Less than 1 Year [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	1.6
Foreign Countries [Member] | Losses Scheduled to Expire in 2018 and Thereafter [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	178.2
Foreign Countries [Member] | Losses Available Indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Net operating loss carried forward not recognized	$ 264.0